RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Rent, operating costs, and leasehold improvements paid associated with related party	$ 1,811	$ 1,705